Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Distributor 1 | Revenues
Concentration risk	31.00%	33.00%
Distributor 1 | Accounts Receivable
Concentration risk	0.00%	24.00%
Distributor 2 | Revenues
Concentration risk	18.00%	23.00%
Distributor 2 | Accounts Receivable
Concentration risk	0.00%	60.00%
Distributor 3 | Revenues
Concentration risk	15.00%	11.00%
Distributor 3 | Accounts Receivable
Concentration risk	22.00%	7.00%
Distributor 4 | Revenues
Concentration risk	12.00%	0.00%